Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash, non-interest bearing	$ 1,040	$ 1,024
Investments:
Investments at fair value	46,472,376	40,640,221
Receivables:
Employer contribution receivable	133,338	115,583
Notes receivable from participants	629,490	625,997
Other receivables	0	1,495
Total Receivables	762,828	743,075
Total Assets	47,236,244	41,384,320
Net Assets Available for Benefits	47,236,244	41,384,320
Investments at fair value
Investments:
Investments at fair value	46,145,751	40,404,617
MVB Financial Corp. common stock
Investments:
Investments at fair value	$ 326,625	$ 235,604